Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated depreciation		$ 702	$ 632
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	31,221,598	21,984,272	11,788,045
Common stock, shares outstanding	31,221,598	21,984,272	11,788,045
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000	15,000	15,000
Preferred stock, shares issued	3,085	5,110	7,920
Preferred stock, shares outstanding	3,085	5,110	7,920
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000	10,000
Series A-1 Preferred Stock, shares issued	21	1,578	2,054
Series A-1 Preferred Stock, shares outstanding	21	1,578	2,054